Registration Nos. 002-98326

811-04323

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 129	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 130	☒
(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST I

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Copy to:

Russell Kane, Esq. NGAM Distribution, L.P. 399 Boylston Street Boston, Massachusetts 02116	John M. Loder, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02116
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until February 28, 2017, the effectiveness of Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A related to the Mirova Global Green Bond Fund, which was filed pursuant to Rule 485(a) under the Securities Act on December 9, 2016 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 129 to its Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this PEA No. 129 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 23rd day of February, 2017.

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By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief
David L. Giunta	Executive Officer and Trustee	February 23, 2017

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	February 23, 2017

Kevin P. Charleston*
Kevin P. Charleston	Trustee	February 23, 2017

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	February 23, 2017

Edmond J. English*
Edmond J. English	Trustee	February 23, 2017

Richard A. Goglia*
Richard A. Goglia	Trustee	February 23, 2017

Wendell J. Knox*
Wendell J. Knox	Trustee	February 23, 2017

Martin T. Meehan*
Martin T. Meehan	Trustee	February 23, 2017

Sandra O. Moose*
Sandra O. Moose	Trustee	February 23, 2017

James P. Palermo*
James P. Palermo	Trustee	February 23, 2017

Erik Sirri*
Erik Sirri	Trustee	February 23, 2017

Peter Smail*
Peter Smail	Trustee	February 23, 2017

Cynthia L. Walker*
Cynthia L. Walker	Trustee	February 23, 2017

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
February 23, 2017

[1]	Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Sandra O. Moose, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker is incorporated by reference to exhibit (p)(1) to PEA No. 126 to the Registration Statement filed on December 9, 2016.